Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Subsequent Events

13)	Subsequent Events
The Company evaluated subsequent events through November 9, 2022, the date that the financial statements were issued.
On September 26, 2022, prior to the consummation of the business combination (described below), the Company consummated the Separation subject to the terms of the Separation Agreement. As a result, certain assets and liabilities were retained and settled by the Parent and did not transfer to the Company. As of September 25, 2022, the value of assets and liabilities and related tax effects to be retained by the Parent at Separation was $8,121 thousand and $11,259 thousand, respectively. The most significant assets retained by the Parent included materials that relate to the manufacture of LiveWire One electric motorcycles. The most significant liabilities retained and settled by the Parent included employee liabilities related to service rendered prior to the closing of the business combination, accounts payable outstanding for amounts owed to suppliers to manufacture electric motorcycles, a supplier liability for an excess firm purchase commitment, and certain warranty liabilities associated with the Harley-Davidson branded LiveWire motorcycle (see disclosure in
Note 8, Product Warranty and Recall Campaigns
).
On September 26, 2022, the Company consummated the merger with ABIC (following its Domestication, as defined in the Business Combination Agreement) resulting in net proceeds of approximately $293.7 million, including $100 million investment from the Parent and $100 million investment from KYMCO through a PIPE.

Additionally LiveWire received ABIC’s cash held in trust account of $13.6 million (net of the SPAC share redemption amount of $368.1 million and payment of transaction costs incurred by ABIC of $20.6 million) and the $100 million equity backstop (the
“H-D
Backstop Amount”) provided by the Parent in exchange for 10,000,000 of common stock (the
“H-D
Backstop Shares”) for a purchase price of $10.00 per share pursuant to the terms of the Business Combination Agreement and as a result of public shareholders exercising their redemption rights with respect to 36,597,112 shares of ABIC Class A common stock for $368.1 million in the aggregate, at a redemption price of approximately $10.06 per share. After giving effect to the business combination, the redemption of ABIC Class A common stock as described above, the issuance of the
H-D
Backstop Shares and the consummation of the PIPE Investments, there are 202,402,888 shares of LiveWire common stock issued and outstanding as of the closing date. Upon closing, the Parent retained an equity interest in the Combined Company of 89.4%, ABIC’s shareholders have an equity interest in the Combined Company of approximately 1.7%, ABIC’s founders have an equity interest in the Combined Company of approximately 4.0% and KYMCO has an equity interest in the Combined Company of approximately 4.9%. The Merger will be accounted for as a reverse recapitalization, with LiveWire being identified as the accounting acquirer.

AEA-Bridges Impact Corp
Subsequent Events
NOTE 10 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the unaudited condensed consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.
On September 26, 2022, the parties to the Business Combination Agreement completed the Business Combination (see Note 1).

NOTE 10 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.